Eaton Vance

Tax-Managed Buy-Write Income Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.0%

Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Co. (The)(1)	15,384	$5,867,765
Northrop Grumman Corp.(1)	12,027	3,242,479
Textron, Inc.(1)	11,648	590,088
United Technologies Corp.(1)	16,933	2,182,495

		$11,882,827

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(1)	5,324	$463,135

		$463,135

Airlines — 0.5%
Southwest Airlines Co.(1)	36,616	$1,900,737

		$1,900,737

Auto Components — 0.3%
Garrett Motion, Inc.(2)	3,219	$47,416
Goodyear Tire & Rubber Co. (The)	3,713	67,391
Lear Corp.(1)	7,250	983,897

		$1,098,704

Banks — 5.6%
Bank of America Corp.(1)	96,896	$2,673,361
Citigroup, Inc.(1)	53,558	3,332,379
Fifth Third Bancorp(1)	57,446	1,448,788
JPMorgan Chase & Co.(1)	74,565	7,548,215
KeyCorp(1)	85,122	1,340,672
M&T Bank Corp.(1)	4,618	725,118
PNC Financial Services Group, Inc. (The)(1)	13,046	1,600,222
SunTrust Banks, Inc.	5,538	328,127
Wells Fargo & Co.(1)	65,517	3,165,781

		$22,162,663

Beverages — 2.2%
Coca-Cola Co. (The)(1)	82,190	$3,851,423
PepsiCo, Inc.(1)	38,171	4,677,856

		$8,529,279

Biotechnology — 2.9%
AbbVie, Inc.(1)	19,355	$1,559,819
Amgen, Inc.(1)	18,988	3,607,340
Celgene Corp.(1)(2)	37,323	3,521,052
Gilead Sciences, Inc.(1)	38,604	2,509,646
Vertex Pharmaceuticals, Inc.(2)	1,850	340,308

		$11,538,165

Building Products — 0.0%(3)
Resideo Technologies, Inc.(2)	5,366	$103,510

		$103,510

Security	Shares	Value
Capital Markets — 1.7%
Charles Schwab Corp. (The)	2,466	$105,446
E*TRADE Financial Corp.(1)	10,178	472,565
Invesco, Ltd.(1)	10,216	197,271
Lazard, Ltd., Class A	2,306	83,339
Legg Mason, Inc.	3,441	94,180
S&P Global, Inc.(1)	18,501	3,895,386
State Street Corp.(1)	27,413	1,804,049

		$6,652,236

Chemicals — 2.1%
AdvanSix, Inc.(2)	1,530	$43,712
DowDuPont, Inc.(1)	80,552	4,294,227
Eastman Chemical Co.	3,608	273,775
Ingevity Corp.(2)	2,787	294,335
Sherwin-Williams Co. (The)(1)	7,856	3,383,658

		$8,289,707

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	4,649	$483,078

		$483,078

Communications Equipment — 1.4%
Cisco Systems, Inc.(1)	98,957	$5,342,688

		$5,342,688

Consumer Finance — 1.4%
American Express Co.(1)	23,394	$2,556,964
Discover Financial Services(1)	40,754	2,900,055

		$5,457,019

Containers & Packaging — 0.6%
Avery Dennison Corp.(1)	15,307	$1,729,691
WestRock Co.(1)	14,592	559,603

		$2,289,294

Distributors — 0.8%
Genuine Parts Co.(1)	27,494	$3,080,153

		$3,080,153

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)(2)	23,881	$4,797,454

		$4,797,454

Diversified Telecommunication Services — 1.4%
AT&T, Inc.(1)	113,704	$3,565,757
Verizon Communications, Inc.(1)	34,873	2,062,041

		$5,627,798

Electric Utilities — 1.2%
Duke Energy Corp.(1)	19,010	$1,710,900
Edison International(1)	20,090	1,243,973
Exelon Corp.	5,174	259,373
Pinnacle West Capital Corp.(1)	7,168	685,117
Xcel Energy, Inc.(1)	12,009	675,026

		$4,574,389

Electrical Equipment — 0.6%
Emerson Electric Co.(1)	32,303	$2,211,786

		$2,211,786

Security	Shares	Value
Energy Equipment & Services — 0.3%
Halliburton Co.(1)	30,502	$893,709
Helmerich & Payne, Inc.	7,615	423,089

		$1,316,798

Entertainment — 2.1%
Netflix, Inc.(1)(2)	6,968	$2,484,510
Walt Disney Co. (The)(1)	50,150	5,568,155

		$8,052,665

Equity Real Estate Investment Trusts (REITs) — 2.6%
Apartment Investment & Management Co., Class A	12,432	$625,205
AvalonBay Communities, Inc.(1)	11,002	2,208,431
Crown Castle International Corp.(1)	7,305	935,040
Equity Residential(1)	14,774	1,112,778
Host Hotels & Resorts, Inc.(1)	58,590	1,107,351
Kimco Realty Corp.(1)	78,276	1,448,106
ProLogis, Inc.(1)	22,296	1,604,197
Realty Income Corp.	3,151	231,788
SBA Communications Corp.(1)(2)	5,473	1,092,739

		$10,365,635

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	2,500	$605,350
Kroger Co. (The)(1)	16,415	403,809
Sysco Corp.(1)	14,413	962,212
Walmart, Inc.	7,859	766,488

		$2,737,859

Food Products — 1.3%
Kellogg Co.(1)	14,423	$827,592
Kraft Heinz Co. (The)(1)	1,839	60,043
Mondelez International, Inc., Class A(1)	46,954	2,343,944
Tyson Foods, Inc., Class A(1)	28,696	1,992,363

		$5,223,942

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories(1)	66,067	$5,281,396
Baxter International, Inc.(1)	37,878	3,079,860
Stryker Corp.(1)	20,327	4,014,989
Zimmer Biomet Holdings, Inc.(1)	3,848	491,390

		$12,867,635

Health Care Providers & Services — 2.6%
Centene Corp.(1)(2)	14,424	$765,914
CVS Health Corp.(1)	47,515	2,562,484
UnitedHealth Group, Inc.(1)	27,019	6,680,718

		$10,009,116

Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill, Inc.(2)	374	$265,656
Marriott International, Inc., Class A(1)	12,488	1,562,124
Marriott Vacations Worldwide Corp.	2,064	192,984
McDonald’s Corp.(1)	24,279	4,610,582
Wyndham Destinations, Inc.(1)	11,235	454,905

		$7,086,251

Security	Shares	Value
Household Durables — 0.5%
Leggett & Platt, Inc.(1)	11,383	$480,590
Lennar Corp., Class A(1)	18,642	915,136
Newell Brands, Inc.(1)	33,497	513,844

		$1,909,570

Household Products — 1.5%
Clorox Co. (The)(1)	6,843	$1,098,028
Kimberly-Clark Corp.(1)	19,850	2,459,415
Procter & Gamble Co. (The)(1)	21,335	2,219,907

		$5,777,350

Industrial Conglomerates — 2.3%
3M Co.(1)	21,663	$4,501,138
Honeywell International, Inc.(1)	29,700	4,719,924

		$9,221,062

Insurance — 3.8%
Allstate Corp. (The)(1)	36,105	$3,400,369
Chubb, Ltd.	2,741	383,959
Cincinnati Financial Corp.(1)	18,908	1,624,197
Lincoln National Corp.(1)	39,818	2,337,317
Marsh & McLennan Cos., Inc.(1)	38,979	3,660,128
MetLife, Inc.	6,849	291,562
Principal Financial Group, Inc.(1)	29,001	1,455,560
Prudential Financial, Inc.(1)	11,742	1,078,855
Travelers Cos., Inc. (The)(1)	3,902	535,199

		$14,767,146

Interactive Media & Services — 5.9%
Alphabet, Inc., Class A(1)(2)	7,443	$8,759,592
Alphabet, Inc., Class C(1)(2)	7,403	8,686,014
Facebook, Inc., Class A(1)(2)	33,855	5,643,290

		$23,088,896

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)(2)	5,154	$9,177,986
Booking Holdings, Inc.(1)(2)	1,797	3,135,603
Shutterfly, Inc.(1)(2)	19,125	777,240

		$13,090,829

IT Services — 4.4%
Fidelity National Information Services, Inc.(1)	26,132	$2,955,529
International Business Machines Corp.(1)	16,540	2,333,794
Mastercard, Inc., Class A(1)	27,952	6,581,298
VeriSign, Inc.(1)(2)	17,426	3,163,865
Visa, Inc., Class A(1)	13,804	2,156,047

		$17,190,533

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(1)	17,622	$4,823,494

		$4,823,494

Machinery — 0.7%
Caterpillar, Inc.	2,706	$366,636
Dover Corp.(1)	166	15,571
Snap-on, Inc.(1)	6,380	998,598
Stanley Black & Decker, Inc.(1)	8,690	1,183,317

		$2,564,122

Security	Shares	Value
Media — 1.5%
Comcast Corp., Class A(1)	149,515	$5,977,610

		$5,977,610

Metals & Mining — 0.4%
Nucor Corp.(1)	25,287	$1,475,496

		$1,475,496

Multi-Utilities — 2.2%
Centerpoint Energy, Inc.	14,223	$436,646
CMS Energy Corp.(1)	57,735	3,206,602
Dominion Energy, Inc.	1,997	153,090
DTE Energy Co.(1)	10,342	1,290,061
NiSource, Inc.(1)	49,999	1,432,971
Public Service Enterprise Group, Inc.(1)	34,219	2,032,951

		$8,552,321

Multiline Retail — 0.6%
Kohl’s Corp.(1)	22,868	$1,572,632
Macy’s, Inc.(1)	28,131	675,988

		$2,248,620

Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.(1)	42,470	$5,231,455
ConocoPhillips	6,637	442,953
Diamondback Energy, Inc.	3,231	328,043
EOG Resources, Inc.(1)	26,363	2,509,230
Exxon Mobil Corp.(1)	47,050	3,801,640
Hess Corp.	2,369	142,685
Marathon Petroleum Corp.(1)	31,956	1,912,567
Phillips 66(1)	24,334	2,315,867
Pioneer Natural Resources Co.(1)	6,629	1,009,464
Williams Cos., Inc. (The)(1)	58,161	1,670,384

		$19,364,288

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A(1)	3,326	$550,619

		$550,619

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.(1)	63,554	$3,032,161
Johnson & Johnson(1)	44,237	6,183,890
Merck & Co., Inc.(1)	70,172	5,836,205
Pfizer, Inc.(1)	78,703	3,342,517

		$18,394,773

Professional Services — 0.3%
ManpowerGroup, Inc.	1,193	$98,649
Robert Half International, Inc.(1)	13,943	908,526

		$1,007,175

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	8,158	$403,413

		$403,413

Road & Rail — 1.4%
J.B. Hunt Transport Services, Inc.	3,521	$356,642
Kansas City Southern(1)	11,539	1,338,293

Security	Shares	Value
Norfolk Southern Corp.(1)	20,101	$3,756,676

		$5,451,611

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.(1)(2)	66,432	$1,695,345
Analog Devices, Inc.(1)	16,160	1,701,163
Applied Materials, Inc.(1)	15,313	607,313
Broadcom, Inc.(1)	8,718	2,621,590
Intel Corp.(1)	49,395	2,652,511
NVIDIA Corp.(1)	22,728	4,081,040
QUALCOMM, Inc.(1)	53,656	3,060,002
Teradyne, Inc.(1)	32,470	1,293,605

		$17,712,569

Software — 6.4%
Microsoft Corp.(1)	153,631	$18,119,240
Oracle Corp.(1)	93,841	5,040,200
salesforce.com, inc.(1)(2)	12,168	1,927,046

		$25,086,486

Specialty Retail — 2.2%
Advance Auto Parts, Inc.(1)	3,365	$573,833
Home Depot, Inc. (The)(1)	34,272	6,576,454
Tiffany & Co.(1)	14,641	1,545,358

		$8,695,645

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.(1)	90,745	$17,237,013

		$17,237,013

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B(1)	30,243	$2,546,763

		$2,546,763

Tobacco — 1.1%
Philip Morris International, Inc.(1)	47,032	$4,157,158

		$4,157,158

Trading Companies & Distributors — 0.2%
Fastenal Co.(1)	10,080	$648,245

		$648,245

Total Common Stocks — 101.0% (identified cost $122,029,281)		$396,087,330

Total Written Call Options — (1.4)% (premiums received $4,695,217)		$(5,550,050)

Other Assets, Less Liabilities — 0.4%		$1,696,543

Net Assets — 100.0%		$392,233,823

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

Written Call Options — (1.4)%

Exchange-Traded Options — (1.4)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	110	$31,178,400	$2,825	4/1/19	$(145,750)
S&P 500 Index	110	31,178,400	2,775	4/3/19	(661,100)
S&P 500 Index	110	31,178,400	2,740	4/5/19	(1,045,000)
S&P 500 Index	110	31,178,400	2,775	4/8/19	(700,700)
S&P 500 Index	110	31,178,400	2,800	4/10/19	(495,550)
S&P 500 Index	110	31,178,400	2,820	4/12/19	(371,250)
S&P 500 Index	110	31,178,400	2,830	4/15/19	(319,000)
S&P 500 Index	110	31,178,400	2,840	4/17/19	(287,650)
S&P 500 Index	110	31,178,400	2,825	4/18/19	(400,400)
S&P 500 Index	110	31,178,400	2,835	4/22/19	(349,250)
S&P 500 Index	110	31,178,400	2,825	4/24/19	(444,950)
S&P 500 Index	110	31,178,400	2,850	4/26/19	(329,450)

Total					$(5,550,050)

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $5,550,050.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$396,087,330 *	$—	$—	$396,087,330
Total Investments	$396,087,330	$—	$—	$396,087,330

Liability Description
Written Call Options	$(5,550,050)	$—	$—	$(5,550,050)
Total	$(5,550,050)	$—	$—	$(5,550,050)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.